ORGANIZATION, Business Combination (Details) $ in Thousands		12 Months Ended
	Apr. 13, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares
Business Combination [Abstract]
Exchange ratio	0.00858
Net payment related to business combination | $		$ 7,662	$ 0	$ 0
Class A Ordinary Shares [Member]
Business Combination [Abstract]
Number of shares cancelled in exchange for new issued (in shares)	60,281,185			60,281,184
Number of shares issued (in shares)	4,384,796,703
Class V Ordinary Shares [Member]
Business Combination [Abstract]
Number of shares cancelled in exchange for new issued (in shares)	48,399,922			48,399,922
Exchange ratio	0.00858
BSGA [Member]
Business Combination [Abstract]
Exchange ratio	0.00858
Ownership interest acquired	100.00%
Transaction-related costs | $	$ 8,000
Net payment related to business combination | $	7,700
Cash and cash equivalents | $	$ 317
BSGA [Member] | Class A Ordinary Shares [Member]
Business Combination [Abstract]
Number of shares cancelled in exchange for new issued (in shares)	1
Number of shares issued (in shares)	2,607,498